Earnings per share	6 Months Ended
Sep. 30, 2023
Earnings per share
Earnings per share

5   Earnings per share

	Six months ended 30 September
	2023	2022
	Millions	Millions
Weighted average number of shares for basic earnings per share	27,033	28,037
Effect of dilutive potential shares: restricted shares and share options	—	104
Weighted average number of shares for diluted earnings per share	27,033	28,141

Earnings per share attributable to owners of the parent during the period
	Six months ended 30 September
		Re-presented[1]
	2023	2022
	€m	€m
(Loss)/profit for basic and diluted earnings per share	(346)	945

		Re-presented[1]
	eurocents	eurocents
Basic (loss)/earnings per share	(1.28)	3.37
Diluted (loss)/earnings per share	(1.28)	3.36

Note:

1.

The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. Profit for basic and diluted earnings per share has decreased by €41 million compared to the amount previously reported. Consequently, basic earnings per share decreased by 0.15 eurocents and diluted earnings per share decreased by 0.14 eurocents compared to amounts previously reported. See note 4 ‘Assets held for sale’ for more information.